Unaudited interim condensed consolidated statement of changes in equity (capital deficiency) - BRL (R$) R$ in Thousands	Total	Capital [Member]	Capital Reserve [Member]	Share-based Payment Reserve [Member]	Other Comprehensive Income [Member]	Treasury Shares [Member]	Accumulated Losses [Member]	Total Attributable to Shareholders [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2016	R$ (737,056)	R$ 108,104	R$ 734,506	R$ 14,033	R$ 1,671	R$ (37,403)	R$ (1,564,544)	R$ (743,633)	R$ 6,577
Currency translation adjustment	(4)	0	0	0	(4)	0	0	(4)	0
Total comprehensive	(737,060)	108,104	734,506	14,033	1,667	(37,403)	(1,564,544)	(743,637)	6,577
(Loss) profit for the period | Previously Reported [Member]	134,540
(Loss) profit for the period	105,309	0	0	0	0	0	105,027	105,027	282
Options granted	1,486	0	0	1,486	0	0	0	1,486	0
Non-controlling interest	5,636	0	0	0	0	0	0	0	5,636
Balance, end of period at Jun. 30, 2017	(624,629)	108,104	734,506	15,519	1,667	(37,403)	(1,459,517)	(637,124)	12,495
Balance, beginning of period at Dec. 31, 2016	(737,056)	108,104	734,506	14,033	1,671	R$ (37,403)	(1,564,544)	(743,633)	6,577
Balance, end of period (Previously Reported [Member]) at Dec. 31, 2017	(455,904)	17	1,064,617	3,578	1,768		(1,520,751)	(450,771)	(5,133)
Balance, end of period (Change in Accounting Practice [Member]) at Dec. 31, 2017	419	0	0	0	0		394	394	25
Balance, end of period (Adjusted Balance [Member]) at Dec. 31, 2017	(455,485)	17	1,064,617	3,578	1,768		(1,520,357)	(450,377)	(5,108)
Balance, end of period at Dec. 31, 2017	(455,904)
Currency translation adjustment	2,966	0	0	0	2,966		0	2,966	0
Total comprehensive	(452,519)	17	1,064,617	3,578	4,734		(1,520,357)	(447,411)	(5,108)
(Loss) profit for the period	(119,610)	0	0	0	0		(117,275)	(117,275)	(2,335)
Options granted	13,231	0	0	13,231	0		0	13,231	0
Non-controlling interest	(10,520)	0	0	0	0		0	0	(10,520)
Balance, end of period at Jun. 30, 2018	R$ (569,418)	R$ 17	R$ 1,064,617	R$ 16,809	R$ 4,734		R$ (1,637,632)	R$ (551,455)	R$ (17,963)